ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

June 13, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), Post-Effective Amendment No. 67

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add the American Independence Global Tactical Allocation Fund and the American Independence Kansas Tax-Exempt Bond Fund, each with two share classes, to the Trust.

The SEC Staff is requested to address any comments on this filing to Peter H. Schwartz, Esq. at Davis Graham & Stubbs LLP. He can be reached at 303.892.7381.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary of the Trust

Attachments

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP